Long-term Debt - Narrative (Details)			12 Months Ended
	Apr. 21, 2020 USD ($) trading_day $ / shares shares	Aug. 24, 2018 USD ($) trading_day $ / shares shares	Jun. 28, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 24, 2018 USD ($)	Mar. 27, 2020 USD ($)	Mar. 26, 2020 USD ($)
Convertible Notes
Debt Instrument [Line Items]
Carrying amount of equity component of convertible debt			$ 228,300,000	$ 110,600,000
Interest expense			33,000,000.0	$ 22,600,000	$ 0
Convertible Notes | Level 2
Debt Instrument [Line Items]
Fair value of debt instrument			1,280,300,000
Convertible Notes | Convertible Notes due September 1, 2023
Debt Instrument [Line Items]
Aggregate principal amount		$ 500,000,000.0
Stated interest rate (as a percent)		0.875%
Aggregate principal amount of conversion feature		$ 75,000,000
Proceeds from long-term debt borrowings		$ 562,100,000
Conversion rate (shares) | shares		16.6745
Conversion price (USD per share) | $ / shares		$ 59.97
Threshold percentage of stock price trigger (as a percent)		130.00%
Threshold trading days | trading_day		20
Threshold consecutive trading days | trading_day		30
Conversion ratio (as a percent)		1
Period of reported sale price of common stock		5 days
Period of consecutive reported sale price of common stock		10 days
Percentage of product of last reported price (as a percent)		98.00%
Repurchase of aggregate principal amount of debt instrument			150,200,000
Decrease in accrued interest from repurchase of debt			200,000
Carrying amount of equity component of convertible debt			110,600,000
Decrease in carrying amount of equity component of convertible debt			27,700,000
Effective interest rate (as a percent)		5.87%
Convertible Notes | Convertible Notes due May 1, 2026
Debt Instrument [Line Items]
Aggregate principal amount	$ 500,000,000.0
Stated interest rate (as a percent)	1.75%
Aggregate principal amount of conversion feature	$ 75,000,000.0
Proceeds from long-term debt borrowings	$ 561,400,000
Conversion rate (shares) | shares	21.1346
Conversion price (USD per share) | $ / shares	$ 47.32
Threshold percentage of stock price trigger (as a percent)	130.00%
Threshold trading days | trading_day	20
Threshold consecutive trading days | trading_day	30
Conversion ratio (as a percent)	1
Period of reported sale price of common stock	5 days
Period of consecutive reported sale price of common stock	10 days
Percentage of product of last reported price (as a percent)	98.00%
Proceeds from Notes used to repurchase debt			144,300,000
Carrying amount of equity component of convertible debt			145,400,000
Effective interest rate (as a percent)	7.45%
Line of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity			125,000,000.0			$ 125,000,000.0	$ 250,000,000.0
Minimum required ratio of cash equivalents and marketable securities to outstanding loans and letters of credit obligations						1.25
Outstanding borrowings			0
Remaining borrowing capacity			$ 125,000,000.0
Average interest rate (as a percent)			0.00%
Commitment fee rate (as a percent)			0.25%